Principal Accounting Policies (Narrative - Principles of Consolidation) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2014 CNY (¥)	Sep. 17, 2008 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Jan. 12, 2018 USD ($)	Aug. 23, 2016 USD ($)
Principles of Consolidation [Line Items]
Accumulated deficit			¥ (5,691,409)		¥ (5,505,897)		$ (827,781)
Stock Repurchase Program, Authorized Amount | $								$ 100,000	$ 150,000
Others			2,240,149	$ 325,816	2,192,100	¥ 10,530,941
The Affiliated Entities [Member]
Principles of Consolidation [Line Items]
Accumulated deficit			3,764,000
Others			¥ 1,524,924	$ 221,791	1,954,746	10,562,269
Nanjing Tuniu [Member] | Purchase Option Agreement [Member] | Beijing Tuniu [Member]
Principles of Consolidation [Line Items]
Value of equity interest	¥ 2,430	¥ 1,800
Equity interest purchase option term		10 years
Nanjing Tuniu [Member] | Cooperation Agreement [Member] | Beijing Tuniu [Member]
Principles of Consolidation [Line Items]
Monthly service fees as percentage of profits from agreement			100.00%	100.00%
Number of consecutive years of not able to provide technology consulting and services as the agreement		3 years
Consolidated affiliated entities [Member] | Cooperation Agreement [Member]
Principles of Consolidation [Line Items]
Others			¥ 197,853		¥ 138,054	¥ 109,572